UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: January 31, 2010

Date of reporting period: October 31, 2009

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund

October 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
CERTIFICATES OF DEPOSIT — 48.1%
Allied Irish Banks PLC
1.000%, 01/08/10	$4,000	$4,000
1.000%, 01/11/10	4,000	4,000
1.000%, 01/13/10	5,000	5,000
Banco Bilbao Vizcaya Argentaria
0.255%, 12/17/09	4,000	4,001
0.310%, 01/21/10	2,000	2,000
0.310%, 01/25/10	2,000	2,000
0.270%, 01/29/10	1,000	1,000
0.235%, 02/01/10	5,000	5,000
0.290%, 02/26/10	2,000	2,000
0.275%, 02/26/10	2,000	2,000
0.290%, 03/03/10	2,000	2,000
Bank of Ireland
0.920%, 01/14/10	9,000	9,000
Bank of Montreal
0.250%, 12/18/09	1,000	1,000
Bank of Tokyo-Mitsubishi UFJ
0.340%, 11/06/09	10,500	10,500
0.350%, 11/20/09	6,000	6,000
Barclays Bank PLC
0.340%, 11/02/09	1,000	1,000
0.340%, 11/02/09	12,000	12,000
0.590%, 03/05/10	4,000	4,000
0.575%, 03/15/10	1,000	1,000
0.450%, 04/27/10	3,500	3,500
BNP Paribas
0.750%, 11/13/09	2,500	2,500
0.650%, 11/20/09	1,000	1,000
0.420%, 02/01/10	4,000	4,000
0.320%, 04/19/10	3,000	3,000
Credit Agricole
0.400%, 11/10/09	4,000	4,000
Credit Industriel & Commercial
0.390%, 12/16/09	7,000	7,000
0.380%, 12/18/09	1,000	1,000
0.400%, 12/21/09	5,000	5,000
Dexia Credit
0.360%, 01/19/10	9,000	9,000
0.350%, 01/25/10	4,500	4,500
HSBC
0.325%, 03/29/10	1,000	1,000
National Australia Bank
0.370%, 11/10/09	1,000	1,000
0.680%, 11/16/09	20,000	20,000
0.430%, 01/12/10	1,000	1,000
0.400%, 02/05/10	2,000	2,000
Rabobank Nederland
0.360%, 11/09/09	5,000	5,000
0.510%, 12/22/09	9,000	9,000
0.350%, 03/24/10	1,000	1,000
Royal Bank of Canada
0.400%, 01/11/10	1,000	1,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Royal Bank of Scotland PLC
0.240%, 11/05/09	$4,000	$4,000
Societe Generale
0.420%, 11/10/09	16,500	16,500
Sumitomo Mitsui Banking
0.270%, 11/06/09	10,000	10,000
0.280%, 11/23/09	2,000	2,000
0.290%, 01/04/10	1,000	1,000
Toronto Dominion Bank
0.330%, 11/17/09	1,000	1,000
0.400%, 02/08/10	1,000	1,000
0.330%, 03/18/10	1,000	1,000
UBS
0.500%, 11/16/09	9,000	9,000
0.475%, 11/23/09	4,500	4,500
0.420%, 11/25/09	8,000	8,000

Total Certificates of Deposit (Cost $221,001) ($ Thousands)		221,001

COMMERCIAL PAPER (A) (C) — 22.6%
American Honda Finance
0.330%, 11/03/09	1,000	1,000
0.381%, 11/18/09	1,000	1,000
Atlantis One Funding
0.280%, 01/25/10	2,000	1,999
0.270%, 02/19/10	3,000	2,997
Australia & New Zealand Banking Group
0.401%, 02/08/10	1,000	999
Barton Capital
0.270%, 01/07/10 to 01/19/10	2,000	1,998
0.277%, 01/22/10	1,000	999
0.240%, 02/05/10	1,000	999
Cancara Asset Securitization LLC
0.320%, 01/04/10	5,000	4,997
0.280%, 01/25/10	4,000	3,997
Citigroup Funding
0.250%, 11/03/09	10,000	10,000
0.330%, 11/06/09	2,000	2,000
E.ON
0.561%, 11/12/09	1,000	1,000
0.400%, 12/18/09	3,000	2,998
0.310%, 01/13/10	1,000	999
Edison Asset Securitization LLC
0.260%, 12/01/09	2,771	2,770
0.250%, 12/21/09	1,000	1,000
0.230%, 01/26/10	3,000	2,998
Gemini Securitization LLC
0.240%, 12/28/09	1,000	1,000
General Electric Capital
0.230%, 12/29/09	2,000	1,999
0.240%, 02/16/10 to 02/19/10	7,000	6,996
0.301%, 04/16/10	2,000	1,997
Gotham Funding
0.250%, 12/17/09	1,000	1,000
Grampian Funding LLC
0.501%, 11/30/09	1,000	1,000
0.380%, 01/19/10	13,000	12,989

SEI Daily Income Trust / Quarterly Report / October 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund

October 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
ING US Funding LLC
0.320%, 11/10/09	$1,000	$1,000
0.300%, 02/05/10	1,000	999
Liberty Street Funding LLC
0.300%, 11/02/09	5,000	5,000
0.300%, 11/05/09	1,000	1,000
0.240%, 12/15/09	1,000	1,000
LMA Americas LLC
0.210%, 11/23/09	1,000	1,000
MetLife Short Term Funding LLC
0.401%, 03/03/10	1,000	999
Old Line Funding LLC
0.300%, 11/03/09	1,000	1,000
0.260%, 02/11/10	1,000	999
Park Avenue Receivables
0.250%, 01/06/10	1,000	1,000
Santander Central Hispano Finance
0.310%, 04/30/10	1,000	998
Sheffield Receivables
0.300%, 11/10/09	1,000	1,000
0.230%, 12/03/09	1,000	1,000
Starbird Funding
0.190%, 12/02/09	1,000	1,000
Thunder Bay Funding LLC
0.250%, 12/07/09	2,000	1,999
Toyota Credit Canada
0.400%, 11/03/09	1,000	1,000
0.451%, 12/04/09	1,000	1,000
Toyota Motor Credit
0.300%, 11/05/09 to 11/06/09	7,000	7,000
0.330%, 12/04/09	1,000	1,000
Variable Funding Capital LLC
0.300%, 11/06/09	2,000	2,000

Total Commercial Paper (Cost $103,725) ($ Thousands)		103,725

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.1%
FFCB (A)
0.194%, 01/20/10	2,000	2,000
FHLB (A)
0.091%, 01/30/10	2,000	2,000
0.268%, 11/07/09	3,000	2,999
FHLB DN (B)
0.512%, 01/12/10	3,000	2,997
FHLMC (A)
0.331%, 01/30/10	1,000	1,003
0.379%, 12/09/09	13,000	13,039
0.343%, 11/01/09	5,000	5,001
0.334%, 01/07/10	8,000	8,002

Total U.S. Government Agency Obligations (Cost $37,041) ($ Thousands)		37,041

U.S. TREASURY OBLIGATIONS — 2.2%
U.S. Treasury Bill
0.285%, 12/17/09 (B)	4,000	3,999

Description	Face Amount ($ Thousands)	Value ($ Thousands)
U.S. Treasury Note
3.250%, 12/31/09	$6,000	$6,028

Total U.S. Treasury Obligations (Cost $10,027) ($ Thousands)		10,027

BANKERS’ ACCEPTANCE — 1.7%
Wachovia Bank
0.511%, 11/27/09	1,000	1,000
0.501%, 12/07/09	7,000	6,996

Total Bankers’ Acceptance (Cost $7,996) ($ Thousands)		7,996

MUNICIPAL BONDS (A) — 1.0%
Connecticut — 0.1%
Connecticut Housing Finance Authority, Sub-Ser A-5, RB
0.266%, 11/05/09	500	500

Iowa — 0.4%
Iowa Finance Authority, Ser G, RB
0.270%, 11/05/09	100	100
Iowa Finance Authority, Ser C, RB
0.266%, 11/05/09	1,900	1,900

		2,000

Kentucky — 0.4%
Kentucky Housing, Ser J, RB
0.600%, 11/05/09	2,000	2,000

Wisconsin — 0.1%
Wisconsin Housing & Economic Development Authority, Ser D, RB
0.300%, 11/04/09	500	500

Total Municipal Bonds (Cost $5,000) ($ Thousands)		5,000

REPURCHASE AGREEMENTS (D) — 16.3%
Barclays Capital 0.270%, dated 10/30/09, to be repurchased on 11/02/09, repurchase price $1,000,023 (collateralized by a corporate obligation, par value $947,088, 6.400%,11/01/11, with total market value $1,050,001)	1,000	1,000
BNP Paribas 0.270%, dated 10/30/09, to be repurchased on 11/02/09, repurchase price $2,000,045 (collateralized by various FHLMC/FNMA/corporate obligations, ranging in par value $1,904,861-$25,000,000, 4.500%- 6.799%, 07/15/11-08/01/39, with total market value $2,100,001)	2,000	2,000

SEI Daily Income Trust / Quarterly Report / October 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund

October 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
BNP Paribas 0.080%, dated 10/30/09, to be repurchased on 11/02/09, repurchase price $57,862,386 (collateralized by various FHLMC/FNMA obligations, ranging in par value $2,235,982- $10,910,503, 3.989%-6.000%, 03/01/23-10/01/39, with total market value $59,019,240)	$57,862	$57,862
Deutsche Bank 0.320%, dated 10/30/09, to be repurchased on 11/02/09, repurchase price $3,000,080 (collateralized by a corporate obligation, par value $3,116,832, 0.861%, 07/28/11, with total market value $3,150,000)	3,000	3,000
Deutsche Bank 0.310%, dated 10/30/09, to be repurchased on 01/29/10, repurchase price $1,000,784 (collateralized by a corporate obligation, par value $842,500, 2.375%, 01/15/25, with total market value $1,020,114)	1,000	1,000
Goldman Sachs 0.440%, dated 10/30/09, to be repurchased on 02/02/10, repurchase price $2,002,371 (collateralized by a corporate obligation, par value $1,687,232, 8.750%, 02/14/19, with total market value $2,100,000)	2,000	2,000
JPMorgan Chase 0.270%, dated 10/30/09, to be repurchased on 11/02/09, repurchase price $2,000,045 (collateralized by a corporate obligation, par value $2,065,000, 0.020%, 11/02/09, with total market value $2,064,976)	2,000	2,000
JPMorgan Chase 0.270%, dated 10/30/09, to be repurchased on 11/02/09, repurchase price $2,000,045 (collateralized by a corporate obligation, par value $1,945,000, 7.000%, 04/01/12, with total market value $2,102,173)	2,000	2,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)
RBS Greenwich Capital 0.270%, dated 10/30/09, to be repurchased on 11/02/09, repurchase price $4,000,090 (collateralized by a corporate obligation, par value $4,125,000, 0.000%, 11/20/09, with total market value $4,122,693)	$4,000	$4,000

Total Repurchase Agreements (Cost $74,862) ($ Thousands)		74,862

Total Investments — 100.0% (Cost $459,652)($ Thousands) @		$459,652

Percentages are based on Net Assets of $459,856 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.
(B)	The rate reported is the effective yield at time of purchase.
(C)	Securities are held in connection with a letter of credit issued by a major bank.
(D)	Tri-Party Repurchase Agreement

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LLC — Limited Liability Company

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

@	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2009, all of the Fund’s Investments are Level 2.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting polices, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

SEI Daily Income Trust / Quarterly Report / October 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Government Fund

October 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 62.4%
FHLB
0.310%, 12/03/09	$20,000	$20,000
0.017%, 01/20/10	9,500	9,500
0.540%, 01/29/10	35,000	35,000
0.500%, 02/08/10	3,000	3,002
4.375%, 03/17/10	3,000	3,047
2.375%, 04/30/10	24,260	24,521
0.268%, 11/07/09 (A)	35,000	34,989
FHLB DN (B)
0.285%, 11/13/09	30,000	29,997
0.300%, 11/20/09	60,000	59,990
0.800%, 12/18/09	15,000	14,998
FHLB, Ser 2
0.950%, 03/30/10	25,000	25,075
FHLMC
3.125%, 02/04/10	4,500	4,534
4.875%, 02/09/10	24,445	24,757
2.875%, 04/30/10	25,000	25,330
0.334%, 01/07/10 (A)	63,000	63,022
FHLMC DN (B)
0.453%, 12/07/09	52,153	52,137
0.220%, 12/08/09 to 02/16/10	68,320	68,284
0.473%, 12/14/09	60,000	59,980
0.200%, 12/17/09	50,000	49,987
0.250%, 01/20/10	25,000	24,986
0.316%, 01/25/10	25,000	24,982
FHLMC MTN
3.125%, 02/12/10	25,000	25,206
0.379%, 12/09/09 (A)	50,000	50,144
FHLMC, Ser 1
0.343%, 11/01/09 (A)	35,000	35,000
FNMA
0.233%, 01/21/10 (A)	35,000	35,000
3.875%, 02/15/10	5,105	5,160
4.750%, 03/12/10	30,000	30,496
FNMA DN (B)
0.220%, 12/01/09	6,350	6,349
0.280%, 12/14/09	30,000	29,990
0.260%, 01/11/10	25,000	24,987
0.180%, 01/15/10	9,686	9,682
FNMA MTN
7.250%, 01/15/10	38,895	39,450

Total U.S. Government Agency Obligations (Cost $949,582) ($ Thousands)		949,582

Description	Face Amount ($ Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS (C) — 37.5%
BNP Paribas 0.090%, dated 10/30/09, to be repurchased on 11/02/09, repurchase price $80,000,600 (collateralized by various corporate obligations, ranging in par value $24,096,594-$30,000,000, 1.800%-2.000%, 03/11/11-09/28/12, with total market value $82,400,001)	$80,000	$80,000
BNP Paribas 0.070%, dated 10/30/09, to be repurchased on 11/02/09, repurchase price $100,000,583 (collateralized by various FFCB/FHLB/FNMA obligations, ranging in par value $6,420,000-$22,100,000, 0.000%- 5.300%, 02/10/10-06/18/24, with total market value $102,000,221)	100,000	100,000
Citigroup 0.150%, dated 10/30/09, to be repurchased on 11/02/09, repurchase price $80,001,000 (collateralized by various corporate obligations, ranging in par value $19,492,673-$37,985,000, 2.200%-3.000%, 12/16/11-06/15/12, with total market value $82,400,000)	80,000	80,000
Deutsche Bank 0.070%, dated 10/30/09, to be repurchased on 11/02/09, repurchase price $100,000,583 (collateralized by various FHLB/FHLMC/FNMA obligations, ranging in par value $8,013,000-$23,000,000, 3.875%- 6.070%, 01/15/10-01/19/27, with total market value $102,000,190)	100,000	100,000
Goldman Sachs 0.080%, dated 10/30/09, to be repurchased on 11/02/09, repurchase price $15,000,100 (collateralized by various corporate obligations, ranging in par value $1,680,919-$13,497,146, 2.100%-3.000%, 12/09/11-04/30/12, with total market value $15,450,000)	15,000	15,000
Goldman Sachs 0.070%, dated 10/30/09, to be repurchased on 11/02/09, repurchase price $14,903,087 (collateralized by a Treasury obligation, par value $15,080,400, 1.750%, 03/31/10, with total market value $15,201,123)	14,903	14,903

SEI Daily Income Trust / Quarterly Report / October 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Government Fund

October 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Morgan Stanley 0.090%, dated 10/30/09, to be repurchased on 11/02/09, repurchase price $80,000,600 (collateralized by various corporate obligations, ranging in par value $4,986,000-$29,579,000, 1.474%-2.375%, 04/15/11-12/21/12, with total market value $82,080,696)	$80,000	$80,000
Morgan Stanley 0.090%, dated 10/30/09, to be repurchased on 11/02/09, repurchase price $50,000,375 (collateralized by various U.S. Government obligations, ranging in par value $2,000-$36,518,000, 0.000%-0.000%, 01/15/10-04/15/29, with total market value $51,003,258)	50,000	50,000
Morgan Stanley 0.140%, dated 10/30/09, to be repurchased on 01/21/10, repurchase price $50,004,064 (collateralized by various GNMA obligations, ranging in par value $155,000-$4,000,000, 0.000%-6.500%, 03/11/11-09/28/12, with total market value $51,004,145)	50,000	50,000

Total Repurchase Agreements (Cost $569,903) ($ Thousands)		569,903

Total Investments — 99.9% (Cost $1,519,485)($ Thousands) @		$1,519,485

Percentages are based on Net Assets of $1,521,267 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.
(B)	The rate reported is the effective yield at time of purchase.
(C)	Tri-Party Repurchase Agreement

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

Ser — Series

@	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2009, all of the Fund’s investments are Level 2.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting polices, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

SEI Daily Income Trust / Quarterly Report / October 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Government II Fund

October 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 94.6%
FFCB
0.464%, 02/11/10 (A)	$500	$500
FHLB
4.250%, 11/20/09	41,210	41,297
0.310%, 12/03/09	10,000	10,000
5.000%, 12/11/09	6,900	6,937
3.000%, 12/15/09	5,000	5,017
3.375%, 12/18/09	10,000	10,042
0.124%, 01/11/10 (A)	10,000	10,001
1.120%, 01/15/10	15,000	15,028
0.017%, 01/20/10	15,000	14,999
0.540%, 01/29/10	35,000	35,000
5.015%, 02/16/10	20,000	20,280
0.875%, 03/30/10	15,000	15,040
0.268%, 11/05/10 (A)	45,000	44,986
FHLB DN
0.081%, 11/02/09	98,159	98,159
0.126%, 11/04/09	149,075	149,073
0.205%, 11/06/09	50,000	49,999
0.100%, 11/12/09	50,000	49,998
0.285%, 11/13/09	50,000	49,998
0.300%, 11/20/09	17,152	17,152
0.135%, 11/27/09	25,970	25,967
0.160%, 12/04/09 to 12/17/09	85,000	84,986
0.192%, 12/11/09	75,000	74,984
0.131%, 12/15/09	72,450	72,438
0.134%, 12/16/09	60,000	59,990
0.143%, 12/18/09	65,000	64,988
0.120%, 01/04/10 to 01/06/10	65,000	64,986
0.170%, 01/05/10	15,543	15,538
0.095%, 01/08/10	40,000	39,993
0.512%, 01/12/10	25,000	24,991
0.070%, 01/14/10	10,000	9,999
0.091%, 01/15/10	80,000	79,985
0.086%, 01/27/10	25,000	24,995
0.100%, 02/08/10	18,100	18,095
0.200%, 02/10/10	23,800	23,787
0.110%, 02/19/10	10,300	10,296
0.225%, 03/12/10	20,000	19,984
0.210%, 03/26/10	25,000	24,979
FHLB, Ser 1
0.164%, 12/28/09 (A)	35,000	34,997
1.050%, 02/23/10	23,000	23,063
5.000%, 03/12/10	5,925	6,025

Total U.S. Government Agency Obligations (Cost $1,448,572) ($ Thousands)		1,448,572

Description	Face Amount ($ Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 5.9%
U.S. Treasury Bills (B)
0.200%, 11/19/09	$39,982	$39,978
0.290%, 11/27/09	30,000	29,994
U.S. Treasury Note
6.500%, 02/15/10	20,000	20,364

Total U.S. Treasury Obligations (Cost $90,336) ($ Thousands)		90,336

Total Investments — 100.5% (Cost $1,538,908)($ Thousands) @		$1,538,908

Percentages are based on Net Assets of $1,530,611 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.
(B)	The rate reported is the effective yield at time of purchase.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

Ser — Series

@	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2009, all of the Fund’s investments are Level 2.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting polices, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

SEI Daily Income Trust / Quarterly Report / October 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

October 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
CERTIFICATES OF DEPOSIT — 48.0%
Allied Irish Banks PLC
1.000%, 01/08/10	$36,000	$36,000
1.000%, 01/11/10	34,000	34,000
1.000%, 01/13/10	46,000	46,000
Banco Bilbao Vizcaya Argentaria
0.255%, 12/17/09	27,000	27,002
0.310%, 01/21/10	13,750	13,750
0.310%, 01/25/10	41,000	41,000
0.270%, 01/29/10	19,000	19,000
0.235%, 02/01/10	36,000	36,000
0.290%, 02/26/10	12,000	12,000
0.275%, 02/26/10	18,000	18,000
0.290%, 03/03/10	17,000	17,000
Bank of Ireland
0.920%, 01/14/10	79,000	79,000
Bank of Montreal
0.250%, 12/18/09	25,000	25,000
Bank of Tokyo-Mitsubishi UFJ
0.340%, 11/09/09	1,000	1,000
0.350%, 11/20/09	26,000	26,000
0.270%, 12/11/09	90,000	90,000
Barclays Bank PLC
0.340%, 11/02/09	95,000	95,000
0.340%, 11/02/09	5,000	5,000
0.590%, 03/05/10	30,000	30,000
0.575%, 03/15/10	23,175	23,175
0.450%, 04/27/10	29,000	29,000
BNP Paribas
0.750%, 11/13/09	5,000	5,000
Credit Agricole
0.370%, 11/20/09	135,000	135,000
Credit Industriel & Commercial
0.390%, 12/16/09	59,000	59,000
0.380%, 12/18/09	60,000	60,000
Dexia Credit
0.360%, 01/19/10	78,000	78,002
0.350%, 01/25/10	32,000	32,000
HSBC
0.325%, 03/29/10	11,000	11,000
National Australia Bank
0.680%, 11/16/09	105,000	105,000
0.320%, 11/30/09	20,000	20,000
0.285%, 02/01/10	42,000	42,001
0.400%, 02/05/10	15,000	15,000
Rabobank Nederland
0.510%, 12/22/09	40,000	40,000
0.490%, 01/15/10	7,600	7,601
0.350%, 03/24/10	12,000	12,000
Royal Bank of Canada
0.400%, 01/11/10	3,000	3,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Royal Bank of Scotland PLC
0.240%, 11/05/09	$37,000	$37,000
Societe Generale
0.260%, 12/30/09	34,000	34,000
Sumitomo Mitsui Banking
0.270%, 11/06/09	14,000	14,000
0.280%, 11/23/09	5,000	5,000
0.300%, 12/01/09	29,000	29,000
0.250%, 01/26/10	55,000	55,000
Toronto Dominion Bank
0.330%, 11/17/09	15,000	15,000
0.450%, 01/07/10	13,000	13,000
0.400%, 02/08/10	2,000	2,000
0.330%, 03/18/10	10,000	10,001
UBS
0.250%, 11/17/09	61,000	61,000
0.475%, 11/23/09	37,000	37,000
0.420%, 11/25/09	80,000	80,000

Total Certificates of Deposit (Cost $1,719,532) ($ Thousands)		1,719,532

COMMERCIAL PAPER (A) (B) — 28.8%
American Honda Finance
0.330%, 11/03/09 to 12/02/09	13,000	12,997
0.381%, 11/18/09	4,000	3,999
0.350%, 11/19/09	3,000	2,999
Atlantis One Funding
0.240%, 11/23/09	12,050	12,048
0.280%, 01/25/10	15,000	14,990
0.331%, 04/06/10	22,000	21,969
Australia & New Zealand Banking Group
0.371%, 01/19/10	35,000	34,972
0.401%, 02/08/10	4,000	3,996
Barton Capital
0.270%, 01/07/10 to 01/19/10	7,078	7,074
0.277%, 01/22/10	6,000	5,996
0.260%, 02/02/10	3,000	2,998
0.240%, 02/05/10	6,000	5,996
BNZ International Funding
0.270%, 02/02/10	7,000	6,995
Cancara Asset Securitization LLC
0.300%, 12/14/09	1,000	1,000
0.320%, 01/04/10	44,000	43,975
0.280%, 01/25/10	25,000	24,983
Citigroup Funding
0.250%, 11/03/09	24,000	24,000
0.330%, 11/06/09	21,000	20,999
0.320%, 11/12/09	68,000	67,993
E.ON
0.561%, 11/12/09 to 11/18/09	13,000	12,997
0.400%, 12/18/09	18,000	17,991
0.310%, 01/13/10	7,000	6,996

SEI Daily Income Trust / Quarterly Report / October 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

October 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Edison Asset Securitization LLC
0.260%, 11/24/09 to 12/01/09	$45,009	$45,001
0.250%, 12/21/09	6,000	5,998
0.230%, 01/26/10	25,780	25,766
Fairway Finance LLC
0.290%, 11/06/09	4,000	4,000
Gemini Securitization LLC
0.300%, 11/02/09	11,000	11,000
General Electric Capital
0.230%, 12/28/09 to 12/29/09	14,500	14,494
0.240%, 02/16/10 to 02/19/10	60,000	59,956
0.301%, 04/16/10	12,000	11,983
Grampian Funding LLC
0.501%, 11/30/09	35,000	34,986
0.380%, 01/19/10	74,000	73,938
ING US Funding LLC
0.300%, 11/03/09 to 02/05/10	39,000	38,991
0.320%, 11/10/09	8,000	7,999
Liberty Street Funding LLC
0.300%, 11/02/09	52,000	52,000
0.300%, 11/05/09	7,000	7,000
0.240%, 12/15/09	9,000	8,997
LMA Americas LLC
0.210%, 11/23/09	8,000	7,999
Matchpoint Master Trust
0.250%, 12/14/09	15,100	15,095
MetLife Short Term Funding LLC
0.390%, 02/16/10	2,000	1,998
0.431%, 02/19/10	3,000	2,996
0.401%, 03/03/10	3,000	2,996
Old Line Funding LLC
0.300%, 11/03/09	4,000	4,000
0.240%, 12/11/09	49,854	49,841
0.260%, 02/11/10	7,000	6,995
Santander Central Hispano Finance
0.310%, 04/30/10	10,000	9,984
Sheffield Receivables
0.300%, 11/06/09 to 11/10/09	34,000	33,998
0.270%, 01/06/10	4,000	3,998
Starbird Funding
0.190%, 12/02/09	3,000	3,000
Thunder Bay Funding LLC
0.250%, 12/07/09	24,141	24,135
Toyota Credit Canada
0.400%, 11/03/09	6,000	6,000
0.451%, 12/04/09	6,000	5,998
Toyota Motor Credit
0.300%, 11/05/09 to 11/06/09	41,000	40,998
0.330%, 12/04/09	9,000	8,997
Variable Funding Capital LLC
0.300%, 11/06/09	11,000	11,000
0.401%, 01/28/10	31,000	30,970

Total Commercial Paper (Cost $1,031,070) ($ Thousands)		1,031,070

Description	Face Amount ($ Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.9%
FFCB (A)
0.194%, 01/20/10	$12,000	$12,000
FHLB (A)
0.091%, 01/30/10	12,000	11,999
0.268%, 11/07/09	24,000	23,993
FHLB DN (C)
0.512%, 01/12/10	19,000	18,980
FHLMC (A)
0.343%, 11/01/09	35,000	35,005
0.334%, 01/07/10	50,600	50,618
FHLMC MTN (A)
0.331%, 01/30/10	2,000	2,006
0.379%, 12/09/09	90,000	90,269

Total U.S. Government Agency Obligations (Cost $244,870) ($ Thousands)		244,870

U.S. TREASURY OBLIGATION — 0.7%
U.S. Treasury Bill (C)
0.285%, 12/17/09	26,000	25,991

Total U.S. Treasury Obligation (Cost $25,991) ($ Thousands)		25,991

MUNICIPAL BONDS (A) — 0.5%
Colorado — 0.1%
Colorado Housing & Finance Authority, RB
0.300%, 11/04/09 to 12/02/09	2,860	2,860

		2,860

Connecticut — 0.0%
Connecticut Housing Finance Authority, Sub-Ser A-5, RB
0.266%, 11/05/09	1,335	1,335

Iowa — 0.4%
Iowa Finance Authority, Ser B, RB
0.290%, 11/05/09	1,000	1,000
Iowa Finance Authority, Ser M, RB
0.300%, 11/05/09	1,000	1,000
Iowa Finance Authority, Ser C, RB
0.266%, 11/05/09	10,550	10,550

		12,550

Total Municipal Bonds (Cost $16,745) ($ Thousands)		16,745

BANKERS’ ACCEPTANCE — 0.5%
JPMorgan Chase Bank
0.280%, 11/06/09	14,000	13,999
Wachovia Bank
0.511%, 11/27/09	2,000	1,999

SEI Daily Income Trust / Quarterly Report / October 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

October 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
0.410%, 01/25/10	$3,000	$2,997

Total Bankers’ Acceptance (Cost $18,995) ($ Thousands)		18,995

CORPORATE OBLIGATION — 0.0%
Credit Suisse USA 4.125%, 01/15/10	1,000	1,008

Total Corporate Obligation (Cost $1,008) ($ Thousands)		1,008

REPURCHASE AGREEMENTS (D) — 14.6%
BNP Paribas 0.270%, dated 10/30/09, to be repurchased on 11/02/09, repurchase price $15,000,338 (collateralized by a corporate obligation, par value $14,286,454, 6.625%, 07/15/11, with total market value $15,750,000)	15,000	15,000
BNP Paribas 0.080%, dated 10/30/09, to be repurchased on 11/02/09, repurchase price $29,551,197 (collateralized by various FHLMC/FNMA obligations, ranging in par value $2,043,670- $16,955,000, 3.307%-5.714%, 12/01/33-06/01/36, with total market value $30,142,020)	29,551	29,551
Deutsche Bank 0.320%, dated 10/30/09, to be repurchased on 11/02/09, repurchase price $23,000,613 (collateralized by a corporate obligation, par value $23,895,710, 0.861%, 07/28/11, with total market value $24,150,000)	23,000	23,000
Deutsche Bank 0.310%, dated 10/30/09, to be repurchase on 01/29/10, repurchase price $3,002,351 (collateralized by a corporate obligation, par value $3,105,528, 0.000%, 01/29/10, with total market value $3,090,000)	3,000	3,000
Goldman Sachs 0.080%, dated 10/30/09, to be repurchased on 11/02/09, repurchase price $176,653,178 (collateralized by a FNMA obligation, par value $173,770,682, 5.000%, 10/01/39, with total market value $180,185,041)	176,652	176,652

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Goldman Sachs 0.440%, dated 10/30/09, to be repurchased on 02/02/10, purchase price $17,025,154 (collateralized by a corporate obligation, par value $22,703,762, 5.000%, 04/15/15, with total market value $17,850,000)	$17,000	$17,000
JPMorgan Chase 0.270%, dated 10/30/09, to be repurchased on 11/02/09, repurchase price $19,000,428 (collateralized by various corporate obligations, ranging in par value $1,000,000-$6,860,000, 5.250%-7.000%, 10/15/11-02/15/15, with total market value $19,952,709)	19,000	19,000
JPMorgan Chase 0.270%, dated 10/30/09, to be repurchased on 11/02/09, repurchase price $14,000,315 (collateralized by a corporate obligation, par value $14,425,000, 0.020%, 11/02/09, with total market value $14,424,831)	14,000	14,000
RBS Greenwich Capital 0.270%, dated 10/30/09, to be repurchased on 11/02/09, repurchase price $24,000,540 (collateralized by a corporate obligation, par value $24,745,000, 0.000%, 11/23/09, with total market value $24,724,232)	24,000	24,000
RBS Greenwich Capital 0.080%, dated 10/30/09, to be repurchased on 11/02/09, repurchase price $201,540,140 (collateralized by various corporate obligations, ranging in par value $87,840,000- $119,947,024, 0.000%-0.000%, 11/23/09-11/25/09, with total market value $207,586,349)	201,540	201,540

Total Repurchase Agreements (Cost $522,743) ($ Thousands)		522,743

Total Investments — 100.0% (Cost $3,580,954)($ Thousands) @		$3,580,954

Percentages are based on Net Assets of $3,581,563 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.
(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)	The rate reported is the effective yield at time of purchase.
(D)	Tri-Party Repurchase Agreement

DN — Discount Note

FFCB — Federal Farm Credit Bank

SEI Daily Income Trust / Quarterly Report / October 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

October 31, 2009

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

@ For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2009, all of the Fund’s investments are Level 2.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Capital Support Agreement	Corporate Obligations
Beginning balance as of January 31, 2009	$150,858	$105,675
Accrued discounts/premiums	—	(5,444)
Realized gain/(loss)	—	56,899
Change in unrealized appreciation/(depreciation)	(150,858)	92,493
Net purchases/sales	—	(249,623)
Net transfer in and/or out of Level 3	—	—

Ending balance as of September 30, 2009	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting polices, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

SEI Daily Income Trust / Quarterly Report / October 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury Fund

October 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 24.1%
U.S. Treasury Bill (A)
0.185%, 02/25/10	$10,000	$9,991
U.S. Treasury Notes
4.625%, 11/15/09	20,000	20,033
3.125%, 11/30/09	20,000	20,046
3.250%, 12/31/09	23,821	23,933
3.625%, 01/15/10	20,000	20,139
6.500%, 02/15/10	10,000	10,182
3.500%, 02/15/10	30,000	30,275
4.750%, 02/15/10	25,000	25,319
2.000%, 02/28/10	19,000	19,106
2.750%, 07/31/10	30,000	30,549

Total U.S. Treasury Obligations (Cost $209,573) ($ Thousands)		209,573

REPURCHASE AGREEMENTS (B) — 75.7%
Barclays Capital 0.060%, dated 10/30/09, to be repurchased on 11/02/09, repurchase price $200,001,000 (collateralized by a U.S. Treasury obligation, par value $180,728,400, 5.000%, 05/15/37, with total market value $204,000,089)	200,000	200,000
Barclays Capital 0.110%, dated 10/30/09, to be repurchased on 12/15/09, repurchase price $35,005,668 (collateralized by a U.S. Treasury obligation, par value $29,542,900, 2.000%, 07/15/14, with total market value $35,700,020)	35,000	35,000
Deutsche Bank 0.060%, dated 10/30/09, to be repurchased on 11/02/09, repurchase price $224,517,123 (collateralized by various U.S. Treasury obligations, ranging in par value $9,327,100- $113,280,000, 2.000%-11.750%, 11/15/09-11/15/27, with total market value $229,006,342)	224,516	224,516

Description	Face Amount ($ Thousands)	Value ($ Thousands)
JPMorgan Chase 0.050%, dated 10/30/09, to be repurchased on 11/02/09, repurchase price $200,000,833 (collateralized by various U.S. Treasury obligations, ranging in par value $29,880,000- $160,031,800, 3.250%-5.000%, 12/31/09-08/15/11, with total market value $204,001,688)	$200,000	$200,000

Total Repurchase Agreements (Cost $659,516) ($ Thousands)		659,516

Total Investments — 99.8% (Cost $869,089)($ Thousands) @		$869,089

Percentages are based on Net Assets of $871,090 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.
(B)	Tri-Party Repurchase Agreement

@	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2009, all of the Fund’s investments are Level 2.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting polices, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

SEI Daily Income Trust / Quarterly Report / October 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury II Fund

October 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 99.8%
U.S. Treasury Bills (A)
0.099%, 11/12/09 to 02/04/10	$72,357	$72,348
0.110%, 11/19/09	45,000	44,998
0.290%, 11/27/09	36,983	36,981
0.088%, 12/03/09	30,000	29,998
0.082%, 12/10/09	64,117	64,111
0.285%, 12/17/09	41,231	41,225
0.102%, 12/24/09 to 12/31/09	90,000	89,985
0.051%, 01/07/10	46,500	46,496
0.058%, 01/14/10	40,000	39,995
0.057%, 01/21/10	40,000	39,995
0.097%, 01/28/10	40,000	39,991
0.160%, 02/11/10	10,000	9,995
0.175%, 02/18/10	10,000	9,995
0.185%, 02/25/10	10,000	9,994
0.195%, 03/04/10	7,000	6,995
0.205%, 03/11/10	7,000	6,995
U.S. Treasury Notes
4.625%, 11/15/09	20,000	20,034
3.500%, 12/15/09	45,000	45,181
3.625%, 01/15/10	25,000	25,178
6.500%, 02/15/10	10,000	10,182

Total U.S. Treasury Obligations (Cost $690,672) ($ Thousands)		690,672

Total Investments — 99.8% (Cost $690,672)($ Thousands) @		$690,672

Percentages are based on Net Assets of $692,065 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

@ For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2009, all of the Fund’s investments are Level 2.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting polices, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements

SEI Daily Income Trust / Quarterly Report / October 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Short – Duration Government Fund

October 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 50.4%
Agency Mortgage-Backed Obligations — 50.4%
FHLMC
7.375%, 09/01/18 (A)	$7	$7
7.287%, 03/01/19 (A)	24	24
7.250%, 01/01/18 to 09/01/20 (A)	52	54
7.125%, 07/01/18 to 11/01/20 (A)	18	19
7.000%, 02/01/16 to 11/01/18 (A)	34	34
6.875%, 07/01/18 (A)	23	23
6.750%, 09/01/16 to 01/01/17 (A)	13	13
6.625%, 02/01/16 to 06/01/18 (A)	10	10
6.500%, 07/01/16 to 01/01/17 (A)	17	17
6.000%, 06/01/21	1,689	1,812
4.651%, 12/01/23 (A)	166	170
4.500%, 07/01/23 to 01/01/39	1,398	1,417
4.452%, 12/01/23 (A)	2,647	2,711
4.398%, 05/01/24 (A)	65	65
4.341%, 07/01/24 (A)	24	24
4.305%, 05/01/19 (A)	37	37
4.163%, 02/01/19 (A)	42	42
4.137%, 04/01/29 (A)	57	58
4.020%, 04/01/29 (A)	124	127
3.935%, 04/01/19 (A)	23	23
3.918%, 03/01/19 (A)	35	35
3.907%, 06/01/24 (A)	60	61
3.886%, 04/01/22 (A)	86	87
3.406%, 06/01/24 (A)	133	135
3.394%, 06/01/17 (A)	38	39
3.178%, 07/01/20 (A)	5	5
3.000%, 02/01/17 (A)	4	4
2.500%, 04/01/16 to 03/01/17 (A)	9	9
2.375%, 06/01/16 (A)	5	5
FHLMC REMIC, Ser 2004-2780, Cl LC
5.000%, 07/15/27	1,346	1,392
FHLMC REMIC, Ser 2004-2826, Cl BK
5.000%, 01/15/18	706	734
FHLMC REMIC, Ser 2587, Cl ET
3.700%, 07/15/17	553	569
FHLMC REMIC, Ser 2805, Cl DG
4.500%, 04/15/17	606	626
FHLMC REMIC, Ser 2890, Cl PJ
4.500%, 09/15/24	163	164
FHLMC REMIC, Ser 2975, Cl VT
5.000%, 02/15/11	1,013	1,039
FHLMC REMIC, Ser 3022, Cl MB
5.000%, 12/15/28	1,500	1,579
FHLMC REMIC, Ser 3029, Cl PE
5.000%, 03/15/34	4,000	4,227
FHLMC REMIC, Ser 3148, Cl CF
0.688%, 02/15/34 (A)	2,786	2,739
FHLMC REMIC, Ser 3153, Cl FX
0.638%, 05/15/36 (A)	659	649

Description	Face Amount ($ Thousands)	Value ($ Thousands)
FHLMC REMIC, Ser T-42, Cl A5
7.500%, 02/25/42	$812	$905
FNMA
7.000%, 06/01/37	201	220
6.500%, 05/01/26 to 12/01/38	6,987	7,522
5.942%, 11/01/11	343	364
5.111%, 12/01/29 (A)	174	178
5.016%, 02/01/13	76	79
4.872%, 09/01/24 (A)	989	1,013
4.830%, 02/01/13	2,260	2,399
4.621%, 04/01/13	110	117
4.499%, 08/01/29 (A)	703	704
4.215%, 09/01/25 (A)	166	168
4.203%, 08/01/27 (A)	570	581
4.100%, 07/01/13	989	1,031
3.882%, 05/01/28 (A)	1,049	1,044
3.768%, 02/01/27 (A)	166	165
FNMA REMIC, Ser 1992-61, Cl FA
0.962%, 10/25/22 (A)	182	182
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/23	78	84
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/23	36	39
FNMA REMIC, Ser 1994-77, Cl FB
1.812%, 04/25/24 (A)	17	17
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	232	250
FNMA REMIC, Ser 2002-3, Cl PG
5.500%, 02/25/17	1,293	1,377
FNMA REMIC, Ser 2002-53, Cl FK
0.685%, 04/25/32 (A)	332	331
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/33	1,099	1,109
FNMA REMIC, Ser 2004-15, Cl AN
4.000%, 09/25/17	4,000	4,137
FNMA REMIC, Ser 2004-75, Cl KA
4.500%, 03/25/18	440	456
FNMA REMIC, Ser 2005-114, Cl EZ
5.500%, 01/25/36	2,929	2,907
FNMA REMIC, Ser 2005-43, Cl EN
5.000%, 05/25/19	1,143	1,190
FNMA REMIC, Ser 2006-72, Cl FY
0.705%, 08/25/36 (A)	3,053	3,009
FNMA REMIC, Ser 2006-76, Cl QF
0.685%, 08/25/36 (A)	3,383	3,360
FNMA REMIC, Ser 2006-79, Cl DF
0.635%, 08/25/36 (A)	3,811	3,757
FNMA TBA
6.000%, 11/01/21 to 11/01/37	21,900	23,372
5.500%, 11/01/20 to 11/01/37	58,450	62,021
GNMA
7.500%, 01/15/11 to 02/15/11	9	9
6.500%, 04/15/17 to 02/20/39	5,826	6,203
6.000%, 06/15/16 to 09/15/19	673	726

SEI Daily Income Trust / Quarterly Report / October 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Short – Duration Government Fund

October 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
GNMA REMIC, Ser 2006-38, Cl XS, IO
6.960%, 09/16/35 (A)	$239	$29

Total Mortgage-Backed Securities (Cost $149,772) ($ Thousands)		151,840

U.S. GOVERNMENT AGENCY OBLIGATIONS — 32.3%
FHLB
2.250%, 04/13/12	7,995	8,180
FHLMC
1.125%, 12/15/11	15,000	14,980
5.750%, 01/15/12	17,400	19,193
2.125%, 09/21/12	21,100	21,450
2.500%, 04/23/14	2,500	2,515
FNMA
5.000%, 03/15/16	14,800	16,331
2.000%, 01/09/12	14,361	14,596

Total U.S. Government Agency Obligations (Cost $95,917) ($ Thousands)		97,245

U.S. TREASURY OBLIGATIONS — 15.2%
U.S. Treasury Inflation Protected Security
0.875%, 04/15/10	17,000	19,415
U.S. Treasury Notes
0.875%, 04/30/11	15,750	15,815
1.375%, 03/15/12	10,600	10,664

Total U.S. Treasury Obligations (Cost $45,684) ($ Thousands)		45,894

REPURCHASE AGREEMENTS (B) — 29.3%
BNP Paribas 0.080%, dated 10/30/09, to be repurchased on 11/02/09, repurchase price $23,800,159 (collateralized by various FNMA/FHLMC/GNMA obligations, ranging in par value $235,539-$10,080,000, 4.000%- 8.000%, 06/01/11-08/01/39, with total market value $24,276,000)	23,800	23,800

Description	Face Amount ($ Thousands)	Value ($ Thousands)
JPMorgan Chase 0.070%, dated 10/30/09, to be repurchased on 11/02/09, repurchase price $64,600,376 (collateralized by various FNMA obligations, ranging in par value $14,930,000-$60,530,000, 5.000%-5.500%, 01/01/33-11/01/39, with total market value $65,894,762)	$64,600	$64,600

Total Repurchase Agreements (Cost $88,400) ($ Thousands)		88,400

Total Investments — 127.2% (Cost $379,773)($ Thousands) @		$383,379

A summary of the open futures contracts held by the Fund at October 31, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 2-Year Treasury Note	305	Dec-2009	$379
U.S. 5-Year Treasury Note	(49)	Dec-2009	(88)
U.S. 10-Year Treasury Note	(99)	Dec-2009	(211)

			$80

Percentages are based on Net Assets of $301,487 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.
(B)	Tri-Party Repurchase Agreement

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only—face amount represents notional amount

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

As of October 31, 2009, all of the Fund’s investments are Level 2, except for the futures contracts, which are Level 2.

Amounts designated as “—” are $0 or have been rounded to $0.

@	At October 31, 2009, the tax basis cost of the Fund’s investments was $379,773 ($ Thousands), and the unrealized appreciation and depreciation were $3,814 and $(208), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting polices, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

SEI Daily Income Trust / Quarterly Report / October 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Duration Government Fund

October 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 56.0%
Agency Mortgage-Backed Obligations — 56.0%
FHLMC
6.500%, 01/01/18 to 12/01/32	$384	$416
6.000%, 09/01/24	1,186	1,278
5.500%, 06/01/19 to 12/01/20	746	800
FHLMC REMIC, Ser 1599, Cl C
6.100%, 10/15/23	315	335
FHLMC REMIC, Ser 165, Cl K
6.500%, 09/15/21	14	14
FHLMC REMIC, Ser 2586, Cl NK
3.500%, 08/15/16	74	76
FHLMC REMIC, Ser 2587, Cl ET
3.700%, 07/15/17	319	329
FHLMC REMIC, Ser 2622, Cl PE
4.500%, 05/15/18	2,780	2,925
FHLMC REMIC, Ser 2630, Cl HA
3.000%, 01/15/17	705	715
FHLMC REMIC, Ser 2635, Cl NJ
3.000%, 03/15/17	203	207
FHLMC REMIC, Ser 2748, Cl LE
4.500%, 12/15/17	865	909
FHLMC REMIC, Ser 2802, Cl PF
0.688%, 09/15/33 (A)	1,012	1,003
FHLMC REMIC, Ser 3029, Cl PE
5.000%, 03/15/34	1,300	1,374
FNMA TBA
6.000%, 11/01/21 to 11/01/37	4,700	5,006
5.500%, 11/01/20 to 11/01/37	6,900	7,300
FNMA
9.500%, 05/01/18	34	37
6.500%, 03/01/33 to 11/01/38	3,045	3,275
6.450%, 10/01/18	615	691
6.150%, 04/01/11	141	148
5.931%, 02/01/12	569	610
5.920%, 06/01/14	487	540
5.680%, 06/01/17	572	631
5.626%, 12/01/11	1,580	1,685
5.034%, 08/01/15	384	411
5.016%, 02/01/13	196	207
3.790%, 07/01/13	1,088	1,123
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	328	353
FNMA REMIC, Ser 2004-15, Cl AN
4.000%, 09/25/17	1,000	1,034
FNMA REMIC, Ser 2004-27, Cl HN
4.000%, 05/25/16	91	92
FNMA REMIC, Ser 2005-114, Cl EZ
5.500%, 01/25/36	921	915
FNMA REMIC, Ser 2006-72, Cl FY
0.705%, 08/25/36 (A)	2,336	2,302
FNMA REMIC, Ser 2006-79, Cl DF
0.635%, 08/25/36 (A)	673	663
GNMA
8.750%, 07/20/17	10	10

Description	Face Amount ($ Thousands)	Value ($ Thousands)
8.500%, 11/20/16 to 08/20/17	$58	$63
7.500%, 11/15/25 to 09/15/36	137	151
6.000%, 09/15/24	769	824

Total Mortgage-Backed Securities (Cost $37,337) ($ Thousands)		38,452

U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.7%
FHLMC
5.750%, 01/15/12	4,000	4,412
2.125%, 09/21/12	2,000	2,033
FNMA
2.000%, 01/09/12	1,695	1,723
2.750%, 03/13/14	7,050	7,155
3.000%, 09/16/14	3,000	3,060

Total U.S. Government Agency Obligations (Cost $18,055) ($ Thousands)		18,383

U.S. TREASURY OBLIGATIONS — 15.1%
U.S. Treasury Notes
1.375%, 03/15/12 to 10/15/12 (C)	8,816	8,848
2.250%, 05/31/14	1,500	1,506

Total U.S. Treasury Obligations (Cost $10,185) ($ Thousands)		10,354

ASSET-BACKED SECURITY — 1.6%
Small Business Administration, Ser 2005-P10B, Cl 1 4.940%, 08/10/15	1,040	1,094

Total Asset-Backed Security (Cost $1,040) ($ Thousands)		1,094

REPURCHASE AGREEMENT (B) — 17.3%
BNP Paribas 0.080%, dated 10/30/09, to be repurchased on 11/02/09, repurchase price $11,900,079 (collateralized by various FNMA/FHLMC/GNMA obligations, ranging in par value $187,302-$10,751,589, 4.000%- 7.000%, 08/01/13-07/15/38, with total market value $12,138,000)	11,900	11,900

Total Repurchase Agreement (Cost $11,900) ($ Thousands)		11,900

Total Investments — 116.7% (Cost $78,517)($ Thousands) @		$80,183

SEI Daily Income Trust / Quarterly Report / October 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Duration Government Fund

October 31, 2009

A summary of the open futures contracts held by the Fund at October 31, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 2-Year Treasury Note	(50)	Dec-2009	$(87)
U.S. 5-Year Treasury Note	268	Dec-2009	414
U.S. 10-Year Treasury Note	(6)	Dec-2009	(13)

			$314

Percentages are based on Net Assets of $68,700 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.
(B)	Tri-Party Repurchase Agreement.
(C)	Security, or portion thereof, is pledged as collateral on open futures contracts.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

As of October 31, 2009, all of the Fund’s investments are Level 2, with the exception of the futures contracts, which are Level 1.

Amounts designated as “—” are $0 or have been rounded to $0.

@	At October 31, 2009, the tax basis cost of the Fund’s investments was $78,517 ($ Thousands), and the unrealized appreciation and depreciation were $1,713 and $(47), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting polices, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

SEI Daily Income Trust / Quarterly Report / October 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

GNMA Fund

October 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 99.7%
Agency Mortgage-Backed Obligations — 99.7%
FHLMC REMIC, Ser 3279, IO
6.140%, 02/15/37 (A)	$6,649	$795
FHLMC REMIC, Ser 3309, IO
6.162%, 04/15/37 (A)	5,686	572
FNMA
8.000%, 09/01/14 to 09/01/28	208	237
7.000%, 08/01/29 to 09/01/32	398	438
6.500%, 09/01/32	208	226
FNMA REMIC, IO
6.164%, 03/25/37 (A)	14,182	1,459
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/20	41	45
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/22	75	84
FNMA REMIC, Ser 2002-42, Cl C
6.000%, 07/25/17	1,500	1,635
FNMA TBA
6.000%, 11/01/37	20,300	21,562
GNMA
10.000%, 05/15/16 to 04/15/20	26	28
9.500%, 11/15/16 to 11/15/20	71	82
9.000%, 12/15/17 to 05/15/22	197	223
8.500%, 10/15/16 to 06/15/17	54	59
8.000%, 04/15/17 to 03/15/32	830	948
7.750%, 10/15/26	45	51
7.500%, 02/15/27 to 05/15/36	855	945
7.250%, 01/15/28	156	176
7.000%, 04/15/19 to 06/20/38	7,488	8,217
6.750%, 11/15/27	50	55
6.500%, 09/15/10 to 02/20/39	15,681	16,791
6.000%, 07/15/24 to 06/15/39	21,451	22,817
5.500%, 10/15/32 to 10/15/39 (C)	38,602	40,867
5.000%, 04/15/33 to 09/15/38 (C)	26,335	27,532
4.500%, 08/15/33 to 02/15/39	5,108	5,198
GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/32	1,146	1,244
GNMA REMIC, Ser 2005-70, Cl AI, IO
5.000%, 10/20/33	7,010	722
GNMA REMIC, Ser 2006-38, Cl XS, IO
6.960%, 09/16/35 (A)	3,188	387
GNMA TBA
6.000%, 11/01/33	400	425
5.500%, 11/01/33	24,975	26,341
4.500%, 11/22/33 to 11/15/39	10,750	10,901

Total Mortgage-Backed Securities (Cost $184,539) ($ Thousands)		191,062

Description	Face Amount ($ Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS (B) — 30.1%
Credit Suisse 0.080%, dated 10/30/09, to be repurchased on 11/02/09, repurchase price $14,800,585 (collateralized by various FNMA obligations, ranging in par value $10,000-$209,648, 4.000%-9.000%, 07/01/10-08/01/39, with a total market value $15,096,597)	$14,800	$14,800
UBS 0.070%, dated 10/30/09, to be repurchased on 11/02/09, repurchase price $42,900,250 (collateralized by various FNMA obligations, ranging in par value $5,486,292-$26,203,087, 4.500%-6.000%, 04/01/13-06/01/39, with total market value $43,759,827)	42,900	42,900

Total Repurchase Agreements (Cost $57,700) ($ Thousands)		57,700

Total Investments — 129.8% (Cost $242,239) ($ Thousands) @		$248,762

A summary of the open futures contracts held by the Fund at October 31, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 2-Year Treasury Note	(38)	Dec-2009	$(66)
U.S. 5-Year Treasury Note	(31)	Dec-2009	9
U.S. 10-Year Treasury Note	183	Dec-2009	252
U.S. Long Treasury Note	40	Dec-2009	(23)

			$172

Percentages are based on Net Assets of $191,706 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.
(B)	Tri-Party Repurchase Agreement
(C)	Security, or portion thereof, is pledged as collateral on open futures contracts.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only—face amount represents notional amount

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

SEI Daily Income Trust / Quarterly Report / October 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

GNMA Fund

October 31, 2009

@	At October 31, 2009, the tax basis cost of the Fund’s investments was $242,239 ($ Thousands), and the unrealized appreciation and depreciation were $7,003 and $(480), respectively.

As of October 31, 2009, all of the Fund’s investments are Level 2, except for the futures contracts, which are Level 1.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting polices, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

SEI Daily Income Trust / Quarterly Report / October 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund

October 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
ASSET-BACKED SECURITIES—30.0%
Automotive — 16.2%
AESOP Funding II, Ser 2009-2A, Cl A 5.680%, 02/20/14 (A)	$615	$639
Ally Auto Receivables Trust, Ser 2009- A, Cl A3 2.330%, 06/17/13 (A)	435	435
AmeriCredit Automobile Receivables Trust, Ser 2007-AX, Cl A3 5.190%, 11/06/11	7	7
AmeriCredit Automobile Receivables Trust, Ser 2009-1, Cl A2 3.150%, 05/15/12	1,750	1,759
AmeriCredit Automobile Receivables Trust, Ser 2004-DF, Cl A4 3.430%, 07/06/11	89	90
AmeriCredit Automobile Receivables Trust, Ser 2006-AF, Cl A3A 5.640%, 09/06/13	922	949
AmeriCredit Automobile Receivables Trust, Ser 2007-CM, Cl A3A 5.420%, 05/07/12	932	949
Bank of America Auto Trust, Ser 2009- 1A, Cl A2 1.700%, 12/15/11 (A)	1,250	1,258
Capital Auto Receivables Asset Trust, Ser 2007-3, Cl A3A 5.020%, 09/15/11	1,048	1,066
Capital One Auto Finance Trust, Ser 2007-C, Cl A3A 5.130%, 04/16/12	999	1,020
Capital One Auto Finance Trust, Ser 2005-C, Cl A4A 4.710%, 06/15/12	1,021	1,033
Capital One Auto Finance Trust, Ser 2006-A, Cl A4 0.255%, 12/15/12 (B)	1,559	1,545
Capital One Prime Auto Receivables Trust, Ser 2006-2, Cl A4 4.940%, 07/15/12	539	551
Carmax Auto Owner Trust, Ser 2008-1, Cl A4A 4.790%, 02/15/13	1,750	1,831
Carmax Auto Owner Trust, Ser 2008-2, Cl A2A 4.060%, 09/15/11	937	950
Carmax Auto Owner Trust, Ser 2006-2, Cl A4 5.140%, 11/15/11	1,120	1,151
Chrysler Financial Auto Securitization Trust, Ser 2009-A, Cl A2 1.850%, 06/15/11	420	423

Description	Face Amount ($ Thousands)	Value ($ Thousands)
CitiFinancial Auto Issuance Trust, Ser 2009-1, Cl A2 1.830%, 11/15/12 (A)	$1,500	$1,496
Daimler Chrysler Auto Trust, Ser 2006- C, Cl A4 4.980%, 11/08/11	1,680	1,714
Daimler Chrysler Auto Trust, Ser 2008- B, Cl A2B 1.174%, 07/08/11 (B)	809	810
Daimler Chrysler Auto Trust, Ser 2007- A, Cl A3A 5.000%, 02/08/12	1,100	1,125
Ford Credit Auto Owner Trust, Ser 2006- B, Cl A4 5.250%, 09/15/11	1,335	1,365
Ford Credit Auto Owner Trust, Ser 2006- C, Cl A3 5.160%, 11/15/10	287	288
Ford Credit Auto Owner Trust, Ser 2008- A, Cl A3A 3.960%, 04/15/12	1,579	1,610
Ford Credit Auto Owner Trust, Ser 2009- D, Cl A2 1.210%, 01/15/12	560	562
Ford Credit Auto Owner Trust, Ser 2009- B, Cl A2 2.460%, 11/15/11	400	403
Ford Credit Auto Owner Trust, Ser 2008- B, Cl A2 1.445%, 12/15/10 (B)	490	491
Ford Credit Auto Owner Trust, Ser 2007- B, Cl A3A 5.150%, 11/15/11	631	646
Ford Credit Auto Owner Trust, Ser 2006- A, Cl A4 5.070%, 12/15/10	822	828
Hertz Vehicle Financing LLC, Ser 2009- 2A, Cl A1 4.260%, 03/25/14 (A)	785	789
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A2 1.500%, 08/15/11	315	317
Honda Auto Receivables Owner Trust, Ser 2009-2, Cl A2 2.220%, 08/15/11	1,295	1,307
Hyundai Auto Receivables Trust, Ser 2009-A, Cl A3 2.030%, 08/15/13	425	428
Hyundai Auto Receivables Trust, Ser 2006-A, Cl A4 5.260%, 11/15/12	843	853
Hyundai Auto Receivables Trust, Ser 2008-A, Cl A2 4.160%, 05/16/11	1,132	1,144

SEI Daily Income Trust / Quarterly Report / October 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund

October 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Hyundai Auto Receivables Trust, Ser 2007-A, Cl A3A 5.040%, 01/17/12	$805	$822
Long Beach Auto Receivables Trust, Ser 2006-B, Cl A3 5.170%, 08/15/11	125	126
Mercedes-Benz Auto Receivables Trust, Ser 2009-1, Cl A2 0.830%, 03/15/12	680	680
Nissan Auto Receivables Owner Trust, Ser 2006-A, Cl A3 4.460%, 04/16/12	1,925	1,985
Nissan Auto Receivables Owner Trust, Ser 2008-A, Cl A3 3.890%, 08/15/11	535	543
USAA Auto Owner Trust, Ser 2009-1, Cl A2 2.640%, 08/15/11	355	358
USAA Auto Owner Trust, Ser 2008-2, Cl A2 3.910%, 01/15/11	121	121
USAA Auto Owner Trust, Ser 2006-4, Cl A3 5.010%, 06/15/11	425	427
USAA Auto Owner Trust, Ser 2007-2, Cl A3 4.900%, 02/15/12	672	683
USAA Auto Owner Trust, Ser 2008-1, Cl A3 4.160%, 04/16/12	764	778
Wachovia Auto Loan Owner Trust, Ser 2006-1, Cl A4 5.080%, 04/20/12 (A)	691	700
Wachovia Auto Owner Trust, Ser 2005-B, Cl A5 4.930%, 11/20/12	1,500	1,508
Wachovia Auto Owner Trust, Ser 2008-A, Cl A2A 4.090%, 05/20/11	614	618

		41,181

Credit Card — 5.7%
American Express Issuance Trust, Ser 2005-1, Cl A 0.275%, 08/15/11 (B)	1,200	1,197
American Express Issuance Trust, Ser 2007-1, Cl A 0.445%, 09/15/11 (B)	715	714
Bank of America Credit Card Trust, Ser 2008-A9, Cl A9 4.070%, 07/16/12	1,000	1,010
Bank of America Credit Card Trust, Ser 2007-A13, Cl A13 0.465%, 04/16/12 (B)	1,500	1,500

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Capital One Multi-Asset Execution Trust, Ser 2007-C2, Cl C2 0.545%, 11/15/14 (B)	$1,200	$1,120
Capital One Multi-Asset Execution Trust, Ser 2009-A1, Cl A1 1.345%, 04/15/13 (B)	1,000	1,004
Capital One Multi-Asset Execution Trust, Ser 2007-C3, Cl C3 0.535%, 04/15/13 (B)	1,500	1,480
Chase Issuance Trust, Ser 2009-A5, Cl A5 1.045%, 06/15/12 (B)	1,500	1,506
Discover Card Master Trust, Ser 2008-A3, Cl A3 5.100%, 10/15/13	810	850
Discover Card Master Trust, Ser 2008-A2 1.245%, 09/17/12 (B)	2,750	2,756
Washington Mutual Master Note Trust, Ser 2006-C2A, Cl C2 0.745%, 08/15/15 (A) (B)	1,300	1,239

		14,376

Miscellaneous Business Services — 6.3%
ACAS Business Loan Trust, Ser 2005-1A, Cl A1 0.532%, 07/25/19 (A) (B)	787	702
ACAS Business Loan Trust, Ser 2007-1A, Cl C 1.290%, 08/16/19 (A) (B)	1,271	343
Babson CLO Ltd., Ser 2007-1A, Cl A1 0.509%, 01/18/21 (A)(B)	1,118	936
Capital Source Commercial Loan Trust, Ser 2006-1A, Cl C 0.795%, 08/22/16 (A) (B)	494	203
Capital Source Commercial Loan Trust, Ser 2006-2A, Cl A1A 0.455%, 09/20/22 (A)(B)	759	683
Caterpillar Financial Asset Trust, Ser 2008-A, Cl A2A 4.090%, 12/27/10	194	195
Citigroup Mortgage Loan Trust, Ser 2006-WFH3, Cl M1 0.536%, 10/25/36 (B)	1,325	51
CNH Equipment Trust, Ser 2009-B, Cl A2 2.400%, 05/16/11	756	758
Colts Trust, Ser 2006-2A, Cl A 0.889%, 12/20/18 (A)(B)	1,727	1,468
Countrywide Asset-Backed Certificates, Ser 2006-2, Cl 2A2 0.434%, 06/25/36 (B)	425	324

SEI Daily Income Trust / Quarterly Report / October 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund

October 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Credit-Based Asset Servicing and Securitization , Ser 2006-16A, Cl A
0.572%, 09/06/41 (A)(B)	$1,418	$71
First Franklin Mortgage Loan Asset Backed Certificates, Ser 2007-FF1, Cl M2
0.504%, 01/25/38 (B)	1,250	2
Ford Credit Floorplan Master Owner Trust, Ser 2006-4, Cl A
0.495%, 06/15/13 (B)	1,440	1,393
Franklin CLO, Ser 2003-4A, Cl A
0.842%, 09/20/15 (A)(B)	359	337
GE Commercial Loan Trust, Ser 2006-3, Cl C
0.834%, 01/19/17 (A)(B)	642	29
GE Dealer Floorplan Master Note Trust, Ser 2007-2, Cl A
0.255%, 07/20/12 (B)	600	593
GE Equipment Small Ticket LLC, Ser 2005-2A, Cl A4
5.010%, 06/22/15 (A)	997	972
GMAC Mortgage Loan Trust, Ser 2006- HE4, Cl A2
0.424%, 12/25/36 (B)	1,462	626
JP Morgan Mortgage Acquisition, Ser 2007-CH5, Cl M1
0.514%, 05/25/37 (B)	2,000	92
Katonah CLO, Ser 2005-7A, Cl B
1.303%, 11/15/17 (A)(B)	1,200	684
Lambda Finance, Ser 2005-1A, Cl B3
0.810%, 11/15/29 (A)(B)	840	764
Long Beach Mortgage Loan Trust, Ser 2006-6, Cl 2A3
0.394%, 07/25/36 (B)	1,190	408
Madison Park Funding CLO, Ser 2007- 4A, Cl A1B
0.589%, 03/22/21 (A)(B)	1,000	680
Marlin Leasing Receivables LLC, Ser 2005-1A, Cl B
5.090%, 08/15/12 (A)	22	22
Merritt Funding Trust CLO, Ser 2005- 2A, Cl B
0.984%, 07/15/15 (A)(B)	541	298
Morgan Stanley ABS Capital I, Ser 2006- WMC1, Cl A2B
0.444%, 12/25/35 (B)	552	480
Sierra Receivables Funding, Ser 2009- 1A, Cl A1
9.790%, 12/22/25 (A)	483	485
Sierra Receivables Funding, Ser 2009- 2A, Cl NOTE
4.520%, 08/20/26 (A)	572	572

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Sierra Receivables Funding, Ser 2007- 2A, Cl A2
1.245%, 09/20/19 (A)(B)	$391	$331
SLM Student Loan Trust, Ser 2003-A, Cl A1
0.739%, 12/15/15 (B)	7	7
Superior Wholesale Inventory Financing Trust, Ser 2007-AE1, Cl B
0.545%, 01/15/12 (B)	110	110
Superior Wholesale Inventory Financing Trust, Ser 2007-AE1, Cl C
0.845%, 01/15/12 (B)	200	198
William Street Funding, Ser 2006-1, Cl A
0.513%, 01/23/12 (A)(B)	1,260	1,191

		16,008

Mortgage Related—1.8%
ACE Securities, Ser 2006-CW1, Cl A2C
0.384%, 07/25/36 (B)	895	426
Asset-Backed Funding Certificates, Ser 2006-OPT2, Cl A3B
0.354%, 10/25/36 (B)	1,665	1,497
Bear Stearns Asset-Backed Securities Trust, Ser 2005-HE11, Cl A2
0.494%, 11/25/35 (B)	115	101
Morgan Stanley Home Equity Loans, Ser 2005-4, Cl A2B
0.464%, 09/25/35 (B)	142	140
Option One Mortgage Loan Trust, Ser 2003-3, Cl A2
0.844%, 06/25/33 (B)	127	84
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A3
5.611%, 01/25/37 (B)	305	105
Option One Mortgage Loan Trust, Ser 2006-1, Cl 2A2
0.374%, 01/25/36 (B)	134	132
Option One Mortgage Loan Trust, Ser 2007-FXD2, Cl 2A
1 5.900%, 03/25/37 (C)	500	479
Option One Mortgage Loan Trust, Ser 2005-5, Cl A3
0.454%, 12/25/35 (B)	777	633
Option One Mortgage Loan Trust, Ser 2007-HL1, Cl 2A1
0.366%, 02/25/38 (B)	350	299
Residential Asset Securities, Ser 2006- EMX6, Cl A3
0.394%, 07/25/36 (B)	1,005	566

		4,462

Total Asset-Backed Securities (Cost $88,399) ($ Thousands)		76,027

SEI Daily Income Trust / Quarterly Report / October 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund

October 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
CORPORATE OBLIGATIONS—27.0%
Banks—4.4%
Calyon
0.407%, 02/26/10(B)	$1,500	$1,498
Citibank
0.284%, 07/12/11(B)	680	680
1.250%, 09/22/11	1,250	1,255
Comerica Bank
0.345%, 05/10/10(B)	1,000	990
PNC Funding
0.569%, 06/22/11(B)	1,180	1,186
Santander US Debt Unipersonal
0.683%, 10/21/11 (A)(B)	1,650	1,647
Wachovia
0.419%, 03/15/11(B)	1,750	1,740
Wells Fargo
4.200%, 01/15/10	800	805
0.519%, 06/15/12(B)	1,250	1,258

		11,059

Consumer Products—2.0%
CVS Caremark
0.661%, 06/01/10(B)	865	865
President and Fellows of Harvard College
3.700%, 04/01/13	1,325	1,376
Procter & Gamble MTN
0.489%, 03/09/10(B)	685	686
Procter & Gamble
0.478%, 05/07/10(B)	605	604
Procter & Gamble International Funding SCA
1.350%, 08/26/11	1,250	1,260
Staples
7.750%, 04/01/11	350	376

		5,167

Financial Services—5.9%
American Express Credit MTN
1.644%, 05/27/10(B)	1,750	1,756
Bank of America
7.800%, 02/15/10	594	604
2.100%, 04/30/12	1,500	1,525
Citigroup
2.125%, 04/30/12	150	153
General Electric Capital
0.371%, 04/28/11(B)	1,250	1,233
0.292%, 12/21/12(B)	5,750	5,752
GMAC
2.200%, 12/19/12	600	608
0.292%, 12/19/12(B)	1,750	1,751
Principal Life Income Funding Trusts
0.600%, 11/15/10(B)	750	734

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Toyota Motor Credit MTN
1.531%, 01/29/10 (B)	$967	$967

		15,083

Food, Beverage & Tobacco—1.1%
Anheuser-Busch InBev Worldwide
3.000%, 10/15/12 (A)	1,250	1,261
General Mills
0.413%, 01/22/10 (B)	1,500	1,500

		2,761

Health Care—0.8%
Merck
1.875%, 06/30/11	1,010	1,023
Pfizer
4.450%, 03/15/12	1,000	1,060

		2,083

Industrials—0.2%
Continental Airlines
0.698%, 06/02/13 (B)	750	585

Information Technology—0.4%
Dell
3.375%, 06/15/12	350	363
Hewlett-Packard
1.430%, 05/27/11 (B)	585	594

		957

Insurance—2.1%
MBIA Insurance
14.000%, 01/15/33 (A)(B)	1,000	430
Metropolitan Life Global Funding I MTN
1.035%, 06/25/10 (A)(B)	2,225	2,229
Metropolitan Life Global Funding I
2.202%, 06/10/11 (A)(B)	965	964
Monumental Global Funding III
0.484%, 01/15/14 (A)(B)	1,900	1,589

		5,212

Investment Banker/Broker Dealer—5.5%
Citigroup Funding
0.392%, 05/05/11 (B)	1,960	1,959
Goldman Sachs Group
1.625%, 07/15/11	1,600	1,620
3.250%, 06/15/12	2,500	2,613
JPMorgan Chase
3.125%, 12/01/11	1,250	1,301
0.533%, 12/26/12 (B)	375	378
Merrill Lynch MTN
4.250%, 02/08/10	1,600	1,615
Morgan Stanley, Ser G
0.584%, 01/09/14 (B)	1,000	944

SEI Daily Income Trust / Quarterly Report / October 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund

October 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Morgan Stanley
2.000%, 09/22/11	$2,200	$2,243
0.744%, 02/10/12 (B)	1,200	1,208

		13,881

Security And Commodity Brokers — 0.4%
Genworth Global Funding Trusts, Ser 2007-B
0.580%, 05/15/12 (B)	1,200	1,099

Sovereign — 0.9%
Province of Ontario Canada
0.875%, 05/22/12 (B)	1,060	1,071
Republic of Austria MTN
2.000%, 11/15/12 (A)	1,115	1,118

		2,189

Telephones & Telecommunication — 1.7%
AT&T
0.572%, 02/05/10 (B)	1,000	1,000
Deutsche Telekom International Finance
8.500%, 06/15/10	1,500	1,567
Verizon Wireless Capital LLC
3.025%, 05/20/11 (A)(B)	795	821
5.250%, 02/01/12 (A)	785	839

		4,227

Utilities — 1.6%
Dominion Resources
1.343%, 06/17/10 (B)	1,640	1,648
Pacific Gas & Electric
1.252%, 06/10/10 (B)	895	899
Southern
0.683%, 10/21/11 (B)	1,500	1,504

		4,051

Total Corporate Obligations (Cost $68,859) ($ Thousands)		68,354

MORTGAGE-BACKED SECURITIES — 25.9%
Agency Mortgage-Backed Obligations — 6.9%
FHLMC
3.769%, 02/01/22 (B)	1,012	1,026
3.470%, 02/01/30 (B)	632	640
FHLMC REMIC, Ser 1599, Cl C
6.100%, 10/15/23	204	217
FHLMC REMIC, Ser 2004-2780, Cl LC
5.000%, 07/15/27	673	696
FHLMC REMIC, Ser 2630, Cl HA
3.000%, 01/15/17	751	761
FNMA
6.000%, 01/01/27	1,339	1,438
5.000%, 01/01/19	2,373	2,533
4.500%, 06/01/18 to 04/01/19	4,075	4,313
4.349%, 09/01/24 (B)	495	507

Description	Face Amount ($ Thousands)	Value ($ Thousands)
4.163%, 09/01/24 (B)	$193	$197
4.000%, 12/01/19	3,000	3,079
3.957%, 11/01/23 (B)	398	402
3.846%, 01/01/29 (B)	66	66
3.815%, 11/01/25 (B)	78	79
3.449%, 11/01/21 (B)	114	115
3.329%, 05/01/28 (B)	656	653
FNMA REMIC, Ser 1993-220, Cl FA
0.881%, 11/25/13 (B)	90	90
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/23	170	184
FNMA REMIC, Ser 2001-33, Cl FA
0.694%, 07/25/31 (B)	219	217
FNMA REMIC, Ser 2002-63, Cl QF
0.544%, 04/25/29 (B)	34	34
FNMA REMIC, Ser 2002-64, Cl FG
0.495%, 10/18/32 (B)	131	130
FNMA REMIC, Ser 2002-78, Cl AU
5.000%, 06/25/30	20	20

		17,397

Non-Agency Mortgage-Backed Obligations — 19.0%
Banc of America Funding, Ser 2005-F, Cl 4A1
5.309%, 09/20/35 (B)	736	546
Banc of America Funding, Ser 2006-D, Cl 3A1
5.557%, 05/20/36 (B)	878	634
Banc of America Large Loan, Ser 2007- BMB1
0.755%, 08/15/29 (A)(B)	585	511
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A2
4.448%, 02/25/35 (B)	1,170	1,106
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
4.996%, 07/25/35 (B)	2,036	1,747
Banc of America Mortgage Securities, Ser 2005-H, Cl 2A1
4.798%, 09/25/35 (B)	649	546
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
5.077%, 11/25/35 (B)	226	184
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
4.409%, 02/25/36 (B)	466	310
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
5.086%, 06/25/35 (B)	674	553
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
5.270%, 08/25/35 (B)	1,035	782

SEI Daily Income Trust / Quarterly Report / October 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund

October 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Bear Stearns Commercial Mortgage Securities, Ser 2000-WF2, Cl A2
7.320%, 10/15/32 (B)	$1,490	$1,528
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP2, Cl A2
6.480%, 02/15/35	1,600	1,656
Citigroup Commercial Mortgage Trust, Ser 2006-FL2, Cl D
0.455%, 08/15/21 (A)(B)	510	327
Citigroup Commercial Mortgage Trust, Ser 2007-FL3A, Cl J
1.195%, 04/15/22 (A)(B)	550	58
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
3.484%, 09/25/34 (B)	334	289
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
5.625%, 03/25/36 (B)	889	644
Countrywide Alternative Loan Trust, Ser 2007-HY5R, Cl 2A1A
5.544%, 03/25/47 (B)	1,020	877
Countrywide Home Loans, Ser 2004-29, Cl 1A1
0.784%, 02/25/35 (B)	110	73
Countrywide Home Loans, Ser 2005-7, Cl 1A1
0.514%, 03/25/35 (B)	190	136
Countrywide Home Loans, Ser 2005- HY10, Cl 3A1A
5.362%, 02/20/36 (B)	856	526
Crusade Global Trust, Ser 2003-1, Cl A
0.484%, 01/17/34 (B)	327	323
Crusade Global Trust, Ser 2004-1, Cl A1
0.434%, 01/16/35 (B)	90	88
CS First Boston Mortgage Securities, Ser 2001-CF2, Cl A4
6.505%, 02/15/34	1,484	1,528
DLJ Commercial Mortgage, Ser 2000- CKP1, Cl A1B
7.180%, 11/10/33	1,054	1,083
First Horizon Asset Securities, Ser 2005- 2, Cl 1A1
5.500%, 05/25/35	446	446
Fosse Master Issuer PLC, Ser 2007-1A, Cl C2
0.834%, 10/18/54 (A)(B)	1,305	1,195
GE Commercial Loan Trust CLO, Ser 2006-2, Cl C
0.834%, 10/19/16 (A)(B)	334	102
GMAC Commercial Mortgage Securities, Ser 2000-C3, Cl A2
6.957%, 09/15/35	973	1,007

Description	Face Amount ($ Thousands)	Value ($ Thousands)
GMAC Mortgage Loan Trust, Ser 2005- AR6, Cl 2A1
5.227%, 11/19/35 (B)	$1,060	$848
Granite Master Issuer PLC, Ser 2007-1, Cl 1C1
0.545%, 12/20/54 (B)	410	115
GSR Mortgage Loan Trust, Ser 2005- AR4, Cl 2A1
4.079%, 07/25/35 (B)	1,294	1,004
GSR Mortgage Loan Trust, Ser 2006- AR1, Cl 2A1
5.167%, 01/25/36 (B)	1,643	1,243
GSR Mortgage Loan Trust, Ser 2007- AR2, Cl 1A1
5.767%, 05/25/47 (B)	1,272	908
Impac CMB Trust, Ser 2004-9, Cl 1A1
1.004%, 01/25/35 (B)	310	212
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.504%, 04/25/35 (B)	341	188
Impac CMB Trust, Ser 2005-3, Cl A1
0.484%, 08/25/35 (B)	306	197
Impac CMB Trust, Ser 2005-5, Cl A1
0.564%, 08/25/35 (B)	250	131
Impac CMB Trust, Ser 2005-8, Cl 1A
0.504%, 02/25/36 (B)	792	415
Interstar Millennium Trust, Ser 2004-2G, Cl A
0.700%, 03/14/36 (B)	171	158
JP Morgan Mortgage Trust, Ser 2005-A6, Cl 7A1
4.956%, 08/25/35 (B)	821	688
JP Morgan Mortgage Trust, Ser 2007-A3, Cl 1A1
5.406%, 05/25/37 (B)	1,085	791
Master Adjustable Rate Mortgages Trust, Ser 2004-12, Cl 5A1
4.322%, 10/25/34 (B)	175	140
Medallion Trust, Ser 2004-1G, Cl A1
0.523%, 05/25/35 (B)	140	135
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A2
4.479%, 02/25/35 (B)	2,107	1,959
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.514%, 04/25/35 (B)	351	234
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-2, Cl 1A1
5.800%, 08/25/36 (B)	1,357	983
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
5.558%, 06/25/37 (B)	1,281	879
MLCC Mortgage Investors, Ser 2004-G, Cl A1
0.524%, 01/25/30 (B)	96	74

SEI Daily Income Trust / Quarterly Report / October 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund

October 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MLCC Mortgage Investors, Ser 2004- HB1, Cl A1 0.604%, 04/25/29 (B)	$148	$90
MLCC Mortgage Investors, Ser 2005-A, Cl A
1 0.474%, 03/25/30 (B)	123	90
MLCC Mortgage Investors, Ser 2006-1, Cl 2A1
5.185%, 02/25/36 (B)	612	541
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP1, Cl A4
6.660%, 02/15/33	405	418
Morgan Stanley Dean Witter Capital I, Ser 200-LIF2, Cl A2
7.200%, 10/15/33	663	680
MortgageIT Trust, Ser 2005-2, Cl 1A1
0.504%, 05/25/35 (B)	262	141
MortgageIT Trust, Ser 2005-3, Cl A1
0.544%, 08/25/35 (B)	875	505
MortgageIT Trust, Ser 2005-4, Cl A1
0.524%, 10/25/35 (B)	1,181	803
MortgageIT Trust, Ser 2005-5, Cl A1
0.504%, 12/25/35 (B)	1,116	745
Paragon Mortgages PLC, Ser 12A, Cl A2C
0.993%, 11/15/38 (A)(B)	334	250
Paragon Mortgages PLC, Ser 15A, Cl A2C
0.409%, 12/15/39 (A)(B)	790	620
Prima, Ser 2006-1, Cl A1
5.417%, 12/28/48	725	595
Puma Finance, Ser S1, Cl A
0.864%, 08/09/35 (A)(B)	133	126
Residential Funding Mortgage Securities I, Ser 2005-SA5, Cl 2A
5.318%, 11/25/35 (B)	639	496
Residential Funding Mortgage Securities I, Ser 2007-SA2, Cl 2A2
5.653%, 04/25/37 (B)	851	616
Residential Funding Mortgage Securities I, Ser 2007-SA3, Cl 2A1
5.756%, 07/27/37 (B)	1,139	773
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.515%, 01/20/35 (B)	124	99
Sequoia Mortgage Trust, Ser 2005-1, Cl A1
0.475%, 02/20/35 (B)	121	83
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
5.279%, 03/25/37 (B)	1,482	1,147
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
4.507%, 01/25/35 (B)	766	738

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 2A1
4.489%, 02/25/35 (B)	$643	$603
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 3A2
4.310%, 10/25/35 (B)	1,044	1,006
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 6A3
5.000%, 10/25/35 (B)	1,732	1,572
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR4, Cl 2A2
4.514%, 04/25/35 (B)	577	569
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
5.600%, 07/25/36 (B)	1,395	1,067
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
6.025%, 09/25/36 (B)	1,007	778
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR5, Cl 2A1
5.536%, 04/25/36 (B)	1,009	790
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR6, Cl 2A1
5.094%, 03/25/36 (B)	1,216	1,034
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 2A1
5.240%, 04/25/36 (B)	1,260	1,039
Westpac Securitization Trust, Ser 2005-1G, Cl A1
0.359%, 03/23/36 (B)	211	204

		48,325

Total Mortgage-Backed Securities (Cost $76,867) ($ Thousands)		65,722

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.9%
FHLB
0.570%, 12/29/10	3,500	3,500
0.850%, 01/20/11	5,000	5,015
1.375%, 05/16/11	2,500	2,524
2.250%, 04/13/12	1,000	1,023
FNMA
2.500%, 04/09/10	8,000	8,078
4.750%, 04/19/10	5,000	5,098
1.750%, 03/23/11	5,000	5,072
1.375%, 04/28/11	2,335	2,355

Total U.S. Government Agency Obligations (Cost $32,423) ($ Thousands)		32,665

SEI Daily Income Trust / Quarterly Report / October 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund

October 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATION — 7.5%
U.S. Treasury Inflation Protected Security
0.875%, 04/15/10	$16,750	$19,129

Total U.S. Treasury Obligation (Cost $19,108) ($ Thousands)		19,129

MUNICIPAL BOND — 0.5%
New Jersey — 0.5%
New Jersey Economic Development Authority, Ser B, RB
5.226%, 02/15/10	1,305	1,294

Total Municipal Bond (Cost $1,286) ($ Thousands)		1,294

REPURCHASE AGREEMENT (D) — 3.2%
BNP Paribas 0.0800%, dated 10/30/09, to be repurchased on 11/02/09, repurchase price $8,200,055 (collateralized by various FHLMC/FNMA obligations, ranging in par value $7,246- $13,174,834, 4.000%-7.500%, 06/01/11-09/01/39, with total market value $8,364,000)	8,200	8,200

Total Repurchase Agreement (Cost $8,200) ($ Thousands)		8,200

Total Investments — 107.0% (Cost $295,142)($ Thousands) @		$271,391

A summary of the open futures contracts held by the Fund at October 31, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 2-Year Treasury Note	56	Dec-2009	$45
U.S. 5-Year Treasury Note	(40)	Dec-2009	(71)
U.S. 10-Year Treasury Note	(17)	Dec-2009	(20)

			$(46)

Percentages are based on Net Assets of $253,541 ($ Thousands).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.
(C)	Step Bonds—The rate reflected on the Schedule of Investment s is the effective yield on October 31, 2009. The coupon on a step bond changes on a specific date.
(D)	Tri-Party Repurchase Agreement

ABS—Asset-Backed Security

Cl—Class

CLO—Collateralized Loan Obligation

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

LLC—Limited Liability Company

Ltd.—Limited

MTN—Medium Term Note

PLC—Public Limited Company

REMIC—Real Estate Mortgage Investment Conduit

RB—Revenue Bond

Ser—Series

The following is a summary of the inputs used as of October 31, 2009 in value the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$74,935	$1,092	$76,027
Mortgage-Backed
Securities	—	65,722	—	65,722
Corporate Obligations	—	68,354	—	68,354
U.S. Government Agency
Obligations	—	32,665	—	32,665
U.S. Treasury Obligations	—	19,129	—	19,129
Municipal Bonds	—	1,294	—	1,294
Repurchase Agreement	—	8,200	—	8,200

Total	$—	$270,299	$1,092	$271,391

Other Financial Instruments	Level 1	Level 2	Level 3
Futures	$(46)	$—	$—

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Asset-Backed Securities
Beginning balance as of January 31, 2009	$1,139
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	55
Net purchases/sales	(102)
Net transfer in and/or out of Level 3	—

Ending balance as of October 31, 2009	$1,092

Amounts designated as “—” are $0 or have been rounded to $0.

@	At October 31, 2009, the tax basis cost of the Fund’s investments was $295,142 ($ Thousands), and the unrealized appreciation and depreciation were $2,050 and $(25,801), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting polices, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

SEI Daily Income Trust / Quarterly Report / October 31, 2009

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Daily Income Trust

By (Signature and Title)	/s/ ROBERT A. NESHER

Robert A. Nesher, President

Date: December 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ ROBERT A. NESHER

Robert A. Nesher, President

Date: December 29, 2009

By (Signature and Title)	/s/ STEPHEN F. PANNER

Stephen F. Panner, Controller & CFO

Date: December 29, 2009